Schwab Funds®
211 Main Street
San Francisco, CA 94105
March 1, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Investments — Schwab 1000 Fund File Nos. 33-37459 and 811-6200
Post-Effective Amendment No. 84
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated February 28, 2010, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,

/s/ Audra Mai
Audra Mai
Corporate Counsel
Charles Schwab Investment Management, Inc.